MML SERIES INVESTMENT FUND
MML Focused Equity Fund
Supplement dated December 11, 2024 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information replaces the information for Donald J. Kilbride found under the heading Portfolio Manager(s) in the section titled Management (on page 20 of the Prospectus):
Donald J. Kilbride is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since May 2017. He is expected to retire from Wellington Management on December 31, 2025.
The following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management (on page 20 of the Prospectus):
Peter C. Fisher is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since December 2024.
The following information replaces the information for Donald J. Kilbride found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 131 of the Prospectus:
Donald J. Kilbride
has served as a portfolio manager of the MML Focused Equity Fund since 2017. Mr. Kilbride is a Senior Managing Director and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2002. He is expected to retire from Wellington Management on December 31, 2025.
The following information supplements the information for Wellington Management Company LLP found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds beginning on page 131 of the Prospectus:
Peter C. Fisher
has served as a portfolio manager of the MML Focused Equity Fund since 2024. Mr. Fisher is a Senior Managing Director and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2005.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L7352-24-02
FE-24-01